Other income, net	12 Months Ended
Dec. 31, 2024
Other Nonoperating Income (Expense) [Abstract]
Other income, net	Other income, net
Other income, net consists of the following for the years ended December 31, 2024 and 2023:

	Years Ended
	December 31, 2024	December 31, 2023
Gain (loss) on disposal of assets	$4,593	$(8,541)
Gain on investment	6,624	2,073
Gain on modification and extinguishment of debt	257	2,065
Other income	4,785	4,589
Total other income, net	$16,259	$186